Loans from Third Parties (Details) - Schedule of Loans from Third Parties - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Loans from Third Parties [Line Items]
Loans from third parties – current	$ 22,615	$ 108,245
Loans from third party – noncurrent		107,542
Total loans from third parties	$ 22,615	$ 215,787